Schedule of disaggregated revenue information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenues from contracts with customers	€ 347,186	€ 109,357	€ 124,926
Other revenues	899	965	1,270
Revenues	348,086	110,321	126,196
Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenues from contracts with customers	63,002	65,939	129,674
Other revenues
Revenues	63,002	65,939	129,674
COVID [member]
IfrsStatementLineItems [Line Items]
Revenues from contracts with customers	253,314
Other revenues
Revenues	253,314
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Revenues from contracts with customers	3,257	31,604	(10,516)
Other revenues
Revenues	3,257	31,604	(10,516)
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenues from contracts with customers	27,613	11,814	5,768
Other revenues	899	965	1,270
Revenues	€ 28,512	€ 12,779	€ 7,038